Personnel expenses	12 Months Ended
Dec. 31, 2025
Personnel Expenses [Abstract]
Personnel expenses	Personnel expenses

in CHF thousands	2025	2024	2023
Salaries	(26,442)	(27,031)	(27,022)
Share-based compensation (non-cash effective)	(4,419)	(4,105)	(5,207)
Pension costs	(1,599)	(1,467)	(2,632)
Social security costs	(2,407)	(2,449)	(2,201)
Other personnel expenses	(2,525)	(2,644)	(2,954)
Total year ended December 31	(37,392)	(37,696)	(40,016)

Full-time equivalents and head count	2025	2024	2023
Average number of full-time equivalents	151.8	161.7	167.8
Full-time equivalents at year end	134.0	158.5	167.5
Headcount at year end	149	174	182
18.1    Pension costs and liabilities

in CHF thousands	2025	2024
Defined benefit pension plans
Actuarial assumptions
Discount rate at January 1	1.00%	1.50%
Discount rate at December 31 (1)	1.25%	1.00%
Future salary increases at December 31	2.00%	2.00%
Mortality tables	BVG2020 GT	BVG2020 GT
Date of last actuarial valuation	31.12.2025	31.12.2024
Reconciliation of the amount recognized in the statement of financial position
Defined benefit obligation at December 31	63,767	58,210
Fair value of plan assets at December 31	55,926	53,690
Net defined benefit liability at December 31 (2)	7,841	4,520
Components of defined benefit cost in profit or loss
Current service cost (employer)	2,607	2,662
Curtailment (6)	(1,187)	—
Past service cost (5)	101	(1,297)
Interest expense on defined benefit obligation	659	836
Interest income on plan assets	(611)	(761)
Administrative cost excl. cost for managing plan assets	29	27
Defined benefit cost recognized in profit or loss	1,599	1,467
thereof service cost and administrative cost	1,551	1,393
thereof net interest expense on the net defined benefit liability	48	74

Reconciliation of net defined benefit liability
Net defined benefit liability at January 1	4,520	4,720
Defined benefit cost recognized in profit or loss (3)	1,599	1,467
Remeasurement of net pension liabilities	3,814	485
Contributions by the employer (3)	(2,091)	(2,153)
Net defined benefit liability at December 31 (2)	7,841	4,520
Reconciliation of defined benefit obligation
Defined benefit obligation at January 1	58,210	56,347
Interest expenses on defined benefit obligation	659	836
Current service cost (employer)	2,607	2,662
Contributions by plan participants	1,319	1,352
Benefits (paid)/deposited	(3,250)	(5,210)
Curtailment (6)	(1,187)	—
Past service cost	101	(1,297)
Administrative cost (excl. cost for managing plan assets)	29	28
Actuarial (gain)/loss on defined benefit obligation	5,278	3,492
Defined benefit obligation at December 31	63,767	58,210
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	3,145	3,708
Actuarial (gain) / loss on changes in demographic assumptions	—	—
Actuarial (gain) / loss arising from experience adjustments	2,133	(216)
Actuarial (gain)/loss on defined benefit obligation	5,278	3,492
Return on plan assets excluding interest income	(1,464)	(3,007)
Remeasurement of net pension liabilities	3,814	485
Reconciliation of fair value of plan assets
Fair value of plan assets at January 1	53,690	51,627
Interest income on plan assets	611	761
Contributions by the employer	2,091	2,153
Contributions by plan participants	1,319	1,352
Benefits (paid)/deposited	(3,250)	(5,210)
Return on plan assets excl. interest income	1,464	3,007
Fair value of plan assets at December 31	55,926	53,690
Best estimate of contributions of next year
Contributions by the employer	1,804	2,128
Plan asset classes
Cash and cash equivalents	8,022	7,254
Equity instruments	24,534	23,455
Debt instruments (e.g. bonds)	10,887	10,391
Real estate funds	1,667	2,086
Others	1,250	1,961
Total plan assets at fair value (quoted market price)	46,359	45,147
Others	9,567	8,543
Total plan assets at fair value (non-quoted market price)	9,567	8,543
Total plan assets at fair value at December 31	55,926	53,690
thereof entity's own transferable financial instruments	—	—

thereof property occupied or other assets used by the entity	—	—
Sensitivity (4)
Defined benefit obligation at December 31 with discount rate -0.25%	66,299	60,728
Defined benefit obligation at December 31 with discount rate +0.25%	61,417	55,875
Defined benefit obligation at December 31 with interest rate on retirement savings capital -0.25%	62,838	57,297
Defined benefit obligation at December 31 with interest rate on retirement savings capital +0.25%	64,723	59,149
Defined benefit obligation at December 31 with salary increases -0.25%	63,361	57,785
Defined benefit obligation at December 31 with salary increases +0.25%	64,179	58,623
Defined benefit obligation at December 31 with life expectancy +1 year	64,665	59,058
Defined benefit obligation at December 31 with life expectancy -1 year	62,865	57,360
Maturity profile of defined benefit obligation
Weighted average duration of defined obligation in years at December 31	15.5	16.8
Weighted average duration of defined obligation in years at December 31 for active members	15.3	16.7
Weighted average duration of defined obligation in years at December 31 for pensioners	17.2	17.9

(1) Discount rates are based on industry benchmarks with a duration consistent with the weighted average duration of defined benefit obligation.
(2) In liabilities for employee benefits, as presented in the consolidated statement of financial position included are also TCHF 306 (2024: TCHF 359; 2023: TCHF 343) for accrued sabbatical cost.
(3) The sum of these two positions represent the non-cash effective pension costs recognized in the profit and loss section of the consolidated statement of profit or loss and other comprehensive result of which TCHF 385 are research and development costs (2024: TCHF 532; 2023: TCHF 390) and TCHF 108 are selling, general and administrative costs (2024: TCHF 154; 2023: TCHF 110).
(4) For the most important parameters which influence the pension obligation of the Company a sensitivity analysis was performed. The discount rate and the assumption for salary increases were modified by a certain percentage value. Sensitivity on mortality was calculated by changing the mortality with a constant factor for all age groups. With this procedure the Company could change the longevity for most of the age categories by one year longer or shorter than the baseline value.
(5) Adjustments to past service cost mainly result from plan amendments in compulsory defined benefit plan with VSAO.
(6) The curtailment event is caused by our restructuring event in June 2025. See note 26 for further information.
The table below presents the amounts that are reflected in the statement of comprehensive income for the periods indicated:

in CHF thousands	2025	2024	2023

Components of defined benefit cost in profit or loss
Current service cost (employer)	2,607	2,662	2,507
Curtailment (6)	(1,187)	—	—
Past service cost (5)	101	(1,297)	43
Interest expense on defined benefit obligation	659	836	1,182
Interest income on plan assets	(611)	(761)	(1,126)
Administrative cost excl. cost for managing plan assets	29	27	26
Defined benefit cost recognized in profit or loss	1,599	1,467	2,632
thereof service cost and administrative cost	1,551	1,393	2,576
thereof net interest expense on the net defined benefit liability	48	74	56

Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions	3,145	3,708	3,644
Actuarial (gain) / loss on changes in demographic assumptions	—	—	(10)
Actuarial (gain) / loss arising from experience adjustments	2,133	(216)	(1,000)
Actuarial (gain)/loss on defined benefit obligation	5,278	3,492	2,634
Return on plan assets excluding interest income	(1,464)	(3,007)	(659)
Remeasurement of net pension liabilities	3,814	485	1,975

18.2    Share-based compensation

18.2.1    Long Term Incentive (“LTI”) Plans: Restricted Share Units ("RSU'') and Performance Share Units ("PSU")
•LTI plans 2021 established in March 2021
•LTI plans 2022 established in March 2022
•LTI plans 2023 established in March 2023
•LTI Plans 2024 established in March 2024
•LTI Plans 2025 established in March 2025
Under the LTI plans, members of the Board of Directors are eligible to be granted RSUs, whereas members of the Management Board and other employees are eligible to be granted PSUs.
RSUs are contingent rights to receive a certain number of shares of the Company at the end of a three-year blocking period. The number of RSUs per plan participant is a function of the approved CHF amount per position divided by the fair value of each RSU as at the grant date. In certain circumstances, including a change of control, a full or partial accelerated vesting of the RSUs may occur. RSUs vest over a one-year period from date of grant.
PSUs are contingent rights to receive a variable number of shares of the Company. Since 2021, PSUs granted to employees (except for members of the Management Board) will vest in three tranches of one third each. The first tranche of the PSUs shall vest on the first anniversary of the grant date, the second tranche on the second anniversary of the grant date and the third tranche on the third anniversary of the grant date. For the members of the Management Board PSUs will vest at the end of a three year cliff-vesting period.
The number of PSUs per plan participant is a function of the approved CHF amount per position divided by the fair value of each PSU as of the grant date. While the PSUs are designed to let the beneficiaries participate in the long-term share price development, the number of shares to be earned in relation to a PSU also depends on the achievement of pre-defined corporate goals for the respective year. Accordingly, the number of shares to be issued based on the PSUs can be between zero and 150% of the number of PSUs granted. Even after the determination of goal achievement, participants may lose their entitlements in full or in part depending on certain conditions relating to their employment. In certain circumstances, including a change of control, a full or partial accelerated vesting of the PSUs may occur.
The LTI plans are issued annually, which allows the Board of Directors to review the terms and determine the targets on an annual basis. Employees generally receive the grants on April 1 of each calendar year, or for new employees on the first day of the calendar quarter after the start of their employment. Members of the Management Board and the Board of Directors receive the annual grants after the approval of the ordinary shareholders’ meeting.
As of December 31, 2025, 2,918,458 PSUs and 504,543 RSUs were outstanding. As of December 31, 2024, 2,247,267 PSUs and 345,798 RSUs were outstanding.
18.2.2    Conditions attached to and measurement of fair values of equity-settled share-based payment arrangements
The following table provides the conditions as well as the inputs used in the measurement of the values at grant dates:

RSU/PSU, conditions and assumptions	2025	2024
Nature of arrangement	Grant of PSU/RSU	Grant of PSU/RSU
Grant date RSU	April 16, 2025	April 17, 2024
Grant dates PSU	Jan 1 - Oct 1	Jan 1 - Oct 1
Number of RSU granted	191,760	192,639
Number of PSU granted	1,814,004	1,690,241
Weighted average exercise price (CHF)	0.10	0.10
Share price (CHF)	2.90 - 4.06	3.38 - 6.57
Vesting period for RSU (years)	1.00	1.00
Full contractual life for RSU (years)	3.00	3.00
Vesting period for PSU (years), Management Board	3.00	3.00
Vesting period for PSU (years), employees excluding Management Board	3.00 (pro-rata annual vesting)	3.00 (pro-rata annual vesting)
Full contractual life for PSU (years)	3.00	3.00
Settlement	Common Shares	Common Shares
Expected volatility on Common shares	59.10 - 70.46	66.87 - 72.79
Risk-free interest rate p. a. (%) / CHF SARON / Common shares	0.35 - 1.30	1.47 - 1.65
Expected volatility on NBI	19.74 - 21.89	21.93 - 23.14
Risk-free interest rate p. a. (%) / USD CME Term SOFR / NBI	3.63 - 4.18	3.82 - 5.21
Expected volatility on SPI	12.07 - 13.28	12.72 - 13.07
Risk-free interest rate p. a. (%) / CHF SARON / SPI	0.35 - 1.30	1.47 - 1.65
Expected dividend (CHF)	—	—
Weighted average fair value of rights granted (CHF)	3.15	3.43
Latest expiry date	Sep 30, 2028	Sep 30, 2027
Valuation model	Monte Carlo	Monte Carlo
Additional comments:
•Expected volatility: Historical share prices of the Company have been used.
•The indices, Nasdaq Biotechnology Index ('NBI") and Swiss performance Index ("SPI") are used as inputs in determining the fair values for the 2024 and 2025 PSU Plans.
The movements in the number of all issued RSUs, PSUs and share options are as follows:

Share option / PSU / RSU movements	Total (numbers)	Weighted average exercise price (CHF)	Options (numbers)	Weighted average exercise price (CHF)	PSU/RSU (numbers)	Weighted average exercise price (CHF)
Balance outstanding at December 31, 2023	1,812,766	1.16	282,105	6.89	1,530,661	0.10
Granted	1,882,880	0.10	—	—	1,882,880	0.10
(Performance adjustment) (1)	(259,442)	0.10	—	—	(259,442)	0.10
(Forfeited) (2)	(195,725)	0.10	—	—	(195,725)	0.10
(Expired)	(281,604)	6.89	(281,604)	6.89		—
(Exercised options, vested PSU / RSU) (3)	(365,810)	0.10	(501)	6.94	(365,309)	0.10
Balance outstanding at December 31, 2024	2,593,065	0.10	—	—	2,593,065	0.10
Granted	2,005,764	0.10	—	—	2,005,764	0.10
(Performance adjustment) (1)	(315,797)	0.10	—	—	(315,797)	0.10
(Forfeited) (2)	(215,828)	0.10	—	—	(215,828)	0.10
(Expired)	—	—	—	—		—
(Exercised options, vested PSU / RSU) (3)	(644,203)	0.10	—	—	(644,203)	0.10
Balance outstanding at December 31, 2025	3,423,001	0.10	—	—	3,423,001	0.10

(1) Performance adjustments indicate forfeitures due to non-market performance conditions not achieved
(2) Forfeited due to service conditions not fulfilled
(3) The weighted average share prices at the dates of exercising options during the year 2024 amounted to CHF 7.00. There were no options exercised in 2025.
The following table applies to all PSUs and RSUs outstanding at December 31, 2025:

Exercise price CHF	PSU/RSU (number)	Remaining life (years)
PSU/RSU
0.10	3,423,001	1.3
Total	3,423,001
The following table applies to all PSUs and RSUs outstanding at December 31, 2024:

Exercise price CHF	PSU/RSU (number)	Remaining life (years)
PSU/RSU
0.1	2,593,065	1.4
Total	2,593,065
The non-cash costs for share-based payments recognized in the statement of comprehensive income can be attributed to the Group’s two functions as follows:

in CHF thousands	2025	2024	2023
Research and development	2,517	2,365	3,057
Selling, general and administrative	1,760	1,740	2,150
Total year ended December 31	4,277	4,105	5,207
In addition there are non-cash cost for share-based payments of TCHF 142 recognized under restructuring expenses. See note 26.